LEASE LIABILITY	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
LEASE LIABILITY [Text Block]

NOTE 14 - LEASE LIABILITY

A summary of the Company's lease liability for the years ended December 31, 2021 and 2020 is as follows:

	2021	2020
	$	$
Opening balance	-	-
Additions - Phyto BrandCo acquisition	34,665	-
Interest	846	-
Repayments	(3,356)	-
Closing balance	32,155	-
Less: current portion	10,688	-
Long-term portion	21,467	-

On October 15, 2020, prior to being acquired by the Company, Phyto BrandCo entered into a four-year lease agreement for a promotional vehicle. The base monthly payment is $1,119 with an initial payment of $9,732. The incremental borrowing rate used to determine discount the lease liability was 10%.